SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
		For the year ended
	Note	December 31, 2024	December 31, 2023	December 31, 2022

Depreciation included in exploration and evaluation assets	9	$63,579	$65,173	$42,093
Fees paid by common shares, stock options or warrants	13	$229,947	$38,359	$231,095